Borrowings (Tables)	6 Months Ended
Jul. 31, 2018
Disclosure Of Borrowings Abstract
Disclosure of Detailed Information About Borrowings

	31 July 2018 NZ $000’s	31 January 2018 NZ $000’s

CURRENT
Secured liabilities:
Shareholder loans	-	10,951
Bank Loans	20,000	16,000
Debt issuance costs in relation to bank loan	(80)	(218)
Working capital financing bank facility	-	22,489
Convertible notes	-	1,740
Loan note	1,247	1,159
	21,167	52,121